INCOME TAXES (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands, € in Millions		12 Months Ended
	Apr. 01, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥) item ¥ / shares	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2017	Dec. 31, 2023 USD ($)
INCOME TAXES
Net income (loss)		¥ (212,582)	$ (29,942)		¥ (289,001)	¥ 136,952
Operating loss		(207,104)	$ (29,170)		(410,242)	93,942
Deferred tax assets, valuation allowance		¥ 71,261			42,187
Percentage of withholding tax on dividends paid to foreign investors		10.00%	10.00%	10.00%
Aggregate undistributed earnings available for distribution		¥ 2,067,791			1,993,460
Deferred tax liabilities attributable to undistributed earning		0
Effect of preferential tax rates		1,938			29,784	(19,387)
PRC, Hong Kong, United States and Canada
INCOME TAXES
Operating loss		¥ 1,901,273
Beijing Shunyuan
INCOME TAXES
Income tax rate		15.00%	15.00%	15.00%
Anhui Huami, Anhui Health and Shun Yuan
INCOME TAXES
Increase in income tax expenses						¥ 19,387
Decrease in income tax expenses		¥ 1,938			¥ 29,784
Decrease in net income per share - basic | ¥ / shares		¥ 0.01			¥ 0.12	¥ 0.08
Decrease in net income per share - diluted | ¥ / shares						¥ 0.07
Minimum
INCOME TAXES
Underpayment of tax liability		¥ 100						$ 14
Hong Kong
INCOME TAXES
Number of nominators | item		1	1	1
Hong Kong | Minimum
INCOME TAXES
Net income (loss)	¥ 2,000
Income tax rate	8.25%
Hong Kong | Maximum
INCOME TAXES
Income tax rate	16.50%
United States
INCOME TAXES
Income tax rate		21.00%	21.00%	21.00%
Operating loss carry forwards carry forward period							20 years
Netherland
INCOME TAXES
Profit earned by the subsidiary | €				€ 0.2
Netherland | Profits Upto 0.2 Million Euros
INCOME TAXES
Income tax rate		19.00%	19.00%	19.00%
Netherland | Profits beyond 0.2 Million Euros
INCOME TAXES
Income tax rate		25.80%	25.80%	25.80%
Netherland | Minimum
INCOME TAXES
Income tax rate		19.00%	19.00%	19.00%
PRC
INCOME TAXES
Income tax rate		25.00%	25.00%	25.00%
Operating loss		¥ 1,703,994
PRC | Anhui Huami
INCOME TAXES
Income tax rate		15.00%	15.00%	15.00%	15.00%	15.00%
PRC | Anhui Huami Health Technology Co., Ltd ("Anhui Health")
INCOME TAXES
Income tax rate		15.00%	15.00%	15.00%	15.00%	15.00%
Canada | Minimum
INCOME TAXES
Operating loss carry forwards carry forward period		3 years	3 years	3 years
Canada | Maximum
INCOME TAXES
Operating loss carry forwards carry forward period		20 years	20 years	20 years